Note 9 - Loss Per Share (Details)	6 Months Ended
Jun. 30, 2014 shares
Unvested Incentive Award Shares [Member]
Note 9 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	66,225